Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Revenues and Percentage of Consolidated Voyage Revenues from Top Customers

The following table presents voyage revenues and percentage of consolidated voyage revenues for the Partnership’s top customers during any of the periods presented.

	Year Ended	Year Ended	Year Ended
(U.S. Dollars in millions)	December 31, 2014	December 31, 2013	December 31, 2012

Ras Laffan Liquefied Natural Gas Company Ltd.(i)	$69.8 or 17%	$69.7 or 17%	$69.6 or 18%
Shell Spain LNG S.A.U.(i),(ii)	$51.8 or 13%	$53.5 or 13%	$50.3 or 13%
The Tangguh Production Sharing Contractors(i)	$44.3 or 11%	$47.3 or 12%	$45.4 or 12%
Compania Espanola de Petroleos(iii)	Less than 10%	$48.8 or 12%	$47.3 or 12%

(i)	Liquefied gas segment.
(ii)	Shell Spain LNG S.A.U. acquired the charter contracts from Repsol YPF, S.A. in March 2014.
(iii)	Conventional tanker segment.

Segment Reporting Information

The following tables include results for these segments for the years presented in these financial statements.

	Year Ended December 31, 2014
		Conventional
	Liquefied Gas	Tanker
	Segment	Segment	Total
	$	$	$
Voyage revenues	307,426	95,502	402,928
Voyage expenses	(1,768)	(1,553)	(3,321)
Vessel operating expenses	(59,087)	(36,721)	(95,808)
Depreciation and amortization	(71,711)	(22,416)	(94,127)
General and administrative(i)	(17,992)	(5,868)	(23,860)
Restructuring charge	—	(1,989)	(1,989)

Income from vessel operations	156,868	26,955	183,823

Equity income	115,478	—	115,478
Investment in and advances to equity accounted joint ventures	891,478	—	891,478
Total assets at December 31, 2014	3,395,759	381,838	3,777,597
Expenditures for vessels and equipment	(193,669)	(586)	(194,255)
Expenditures for dry docking	(8,127)	(5,344)	(13,471)

	Year Ended December 31, 2013
		Conventional
	Liquefied Gas	Tanker
	Segment	Segment	Total
	$	$	$
Voyage revenues	285,694	113,582	399,276
Voyage expenses	(407)	(2,450)	(2,857)
Vessel operating expenses	(55,459)	(44,490)	(99,949)
Depreciation and amortization	(71,485)	(26,399)	(97,884)
General and administrative(i)	(13,913)	(6,531)	(20,444)
Restructuring charge	—	(1,786)	(1,786)

Income from vessel operations	144,430	31,926	176,356

Equity income	123,282	—	123,282
Investment in and advances to equity accounted joint ventures	671,789	—	671,789
Total assets at December 31, 2013	3,591,693	456,186	4,047,879
Expenditures for vessels and equipment	(469,463)	(750)	(470,213)
Expenditures for dry docking	(21,090)	(6,113)	(27,203)

	Year Ended December 31, 2012
		Conventional
	Liquefied Gas	Tanker
	Segment	Segment	Total
	$	$	$
Voyage revenues	278,511	114,389	392,900
Voyage expenses	(66)	(1,706)	(1,772)
Vessel operating expenses	(50,124)	(44,412)	(94,536)
Depreciation and amortization	(69,064)	(31,410)	(100,474)
General and administrative(i)	(13,224)	(5,736)	(18,960)
Write down of vessels	—	(29,367)	(29,367)

Income from vessel operations	146,033	1,758	147,791

Equity income	78,866	—	78,866
Expenditures for vessels and equipment	(39,366)	(528)	(39,894)
Expenditures for dry docking	(6,054)	(1,439)	(7,493)

(i)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets

A reconciliation of total segment assets presented in the consolidated balance sheets is as follows:

	December 31,	December 31,
	2014	2013
	$	$
Total assets of the liquefied gas segment	3,395,759	3,591,693
Total assets of the conventional tanker segment	381,838	456,186
Unallocated:
Cash and cash equivalents	159,639	139,481
Accounts receivable and prepaid expenses	15,240	25,600
Advances to affiliates	11,942	6,634

Consolidated total assets	3,964,418	4,219,594